STOCK BASED COMPENSATION (Warrants Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at the beginning of the period (in shares)	2,051,000
Expired (in shares)	(55,125)				(365,000)
Outstanding at the end of the period (in shares)		2,051,000
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at the beginning of the period (in shares)	2,051,475	2,716,000	3,865,000
Granted (in shares)		275,000	573,000
Exercised (in shares)		(519,000)			(1,275,000)
Forfeited (in shares)		(225,000)			(82,000)
Expired (in shares)		(196,000)
Outstanding at the end of the period (in shares)	1,996,350	2,051,475	2,716,000		3,865,000
Outstanding at the beginning of the period (in dollars per share)	$ 3.46	$ 3.45	$ 3.48
Granted (in dollars per share)		4.25	4.31
Exercised (in dollars per share)		3.43			$ 3.55
Expired (in dollars per share)	4.08	3.91			4.29
Forfeited (in dollars per share)		4.04			5.33
Outstanding at the end of the period (in dollars per share)	$ 3.44	$ 3.46	$ 3.45		$ 3.48
Weighted average remaining contractual term (in years)	4 years 1 month	4 years 8 months 12 days	3 years 10 months 24 days
Aggregate intrinsic value (in dollars)	$ 170	$ 305	$ 1,820
Vested (shares)	1,613,017	1,576,000	2,192,000
Vested (in dollars per share)	$ 3.22	$ 3.19	$ 3.25
Weighted average remaining contract life, vested (in years)	3 years 2 months	3 years 6 months	3 years
Aggregate intrinsic value, vested (in dollars)	$ 170	$ 305	$ 1,820
Exercisable at the end of the period (in shares)		1,998,000	2,670,000	[1]
Weighted Average Exercise Price		$ 3.43	$ 3.25	[1]
Weighted average remaining contractual term, exercisable ( in years)		4 years 8 months 12 days	3 years 9 months 18 days	[1]
Exercisable at the end of the period (in dollars)		$ 305	$ 1,820	[1]

[1]	Represents the aggregate gain on exercise for vested in-the-money options as of December 31, 2015.(b) Includes forfeiture adjusted unvested shares.